Deposits from banks - Schedule of deposits from banks by type (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of deposits from banks [Line Items]
Non-interest bearing	€ 117	€ 171
Interest bearing	18,400	16,553
Deposits from banks	18,517	16,723
Netherlands
Disclosure of deposits from banks [Line Items]
Non-interest bearing	2	5
Interest bearing	6,438	5,845
Deposits from banks	6,440	5,850
Rest of the world
Disclosure of deposits from banks [Line Items]
Non-interest bearing	115	166
Interest bearing	11,962	10,707
Deposits from banks	€ 12,077	€ 10,873